SHARE-BASED COMPENSATION - Summary of Equity Award Activity (Details) - USD ($)			7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Converted from Fang's shares (a)			7,407,190
Forfeited			(94,976)
Expired			(84,243)
Outstanding at end of period	7,227,971		7,227,971	7,227,971
Vested and expected to vest end of period	6,340,010		6,340,010	6,340,010
Exercisable end of period	5,452,048		5,452,048	5,452,048
Weighted Average Exercise Price US$
Converted from Fang's shares (a)			$ 0.001
Forfeited			0.001
Expired			0.001
Outstanding at end of period	$ 0.001		0.001	$ 0.001
Vested and expected to vest end of period	0.001		0.001	0.001
Exercisable end of period	$ 0.001		$ 0.001	$ 0.001
Additional disclosures
Weighted Average Remaining Contractual Years - Outstanding			4 years 11 months 19 days
Weighted Average Remaining Contractual Years - Vested and expected to vest			4 years 1 month 2 days
Weighted Average Remaining Contractual Years - Exercisable			3 years 8 months 5 days
Aggregate Intrinsic Value US$ - Outstanding	$ 26,302,586		$ 26,302,586	$ 26,302,586
Aggregate Intrinsic Value US$ - Vested and expected to vest	23,071,295		23,071,295	23,071,295
Aggregate Intrinsic Value US$ - Exercisable	$ 19,840,003		$ 19,840,003	$ 19,840,003
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Converted from Fang's shares (a)				1,029,433
Weighted Average Exercise Price US$
Converted from Fang's shares (a)				$ 0.34
Fang | Stock Option | 2010 Plan and 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period				296,701
Granted				268,500
Transferred (a)				48,810
Forfeited				(19,245)
Expired				(4,413)
Outstanding at end of period	590,353	296,701	590,353	590,353
Vested and expected to vest end of period	429,353		429,353	429,353
Exercisable end of period	268,353		268,353	268,353
Weighted Average Exercise Price US$
Outstanding at beginning of period				$ 18.77
Granted				5.85
Transferred (in dollars per shares)				15.94
Forfeited				7.83
Expired				17.94
Outstanding at end of period	$ 13.03	$ 18.77	$ 13.03	13.03
Vested and expected to vest end of period	11.28		11.28	11.28
Exercisable end of period	$ 18.72		$ 18.72	$ 18.72
Additional disclosures
Weighted Average Remaining Contractual Years - Outstanding	7 years 2 months 9 days	5 years 10 months 13 days
Weighted Average Remaining Contractual Years - Vested and expected to vest	4 years 11 months 23 days
Weighted Average Remaining Contractual Years - Exercisable	5 years 29 days
Aggregate Intrinsic Value US$ - Outstanding	$ 0	$ 18,813,000	$ 0	$ 0
Fang | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period				113,297
Transferred (a)				19,875
Vested				(59,429)
Forfeited				(10,885)
Outstanding at end of period	62,858	113,297	62,858	62,858